Losses Related To The Fire Incident - Additional Information (Detail) ₽ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022 m²	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Losses related to the fire incident [Abstract]
Abnormal loss, Area of damage affected | m²	55,000
Losses related to the fire incident | ₽		₽ 10,165	₽ 0	₽ 0